Right of use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of use assets
Balance at the beginning	£ 1,969
Balance at the end	3,121	£ 1,969
Property
Right of use assets
Balance at the beginning	1,969
Balance at the end	3,121	1,969
Property | Cost or valuation
Right of use assets
Balance at the beginning	2,529	1,445
Additions	1,562	1,084
Balance at the end	4,091	2,529
Property | Depreciation
Right of use assets
Balance at the beginning	(560)	(383)
Charge for the year	410	177
Balance at the end	£ (970)	£ (560)